Disclosure of detailed information about components of income tax expense (Details) - USD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Major components of tax expense (income) [abstract]
Income (loss) before discontinued operations and income taxes	$ (16,401,604)	$ (24,551,718)	$ (32,416,108)
Statutory income tax rate	26.50%	26.50%	26.50%
Expected income tax (benefit)	$ (4,346,425)	$ (6,506,205)	$ (8,590,269)
Foreign rate differential	986	(477,761)	443,749
Stock-based compensation and other non-deductible expenses	(786,187)	1,299,240	484,247
Deferred tax assets not recognized	4,334,967	9,821,085	7,662,273
Income tax expense